Asbestos (Tables)	12 Months Ended
Mar. 31, 2017
Text Block [Abstract]
Asbestos Adjustments

The Asbestos adjustments included in the consolidated statements of operations and comprehensive income comprise the following:

	Years Ended 31 March
(Millions of US dollars)	2017	2016	2015
Change in estimates:
Change in actuarial estimate - asbestos liability	$44.7	$2.4	$(129.0)
Change in actuarial estimate - insurance receivable	(8.2)	4.5	16.6
Change in estimate - AICF claims-handling costs	2.1	1.2	1.1

Subtotal - Change in estimates	38.6	8.1	(111.3)
Gain (loss) on foreign currency exchange	1.8	(2.6)	144.7

Total Asbestos Adjustments	$40.4	$5.5	$33.4

Central Estimates, Net of Insurance Recoveries

The following table sets forth the central estimates, net of insurance recoveries, calculated by KPMGA as of 31 March 2017:

	Year Ended 31 March 2017
(Millions of US and Australian dollars, respectively)	US$	A$
Central Estimate – Discounted and Inflated	1,330.1	1,740.1
Central Estimate – Undiscounted but Inflated	1,681.5	2,199.7
Central Estimate – Undiscounted and Uninflated	1,059.2	1,385.7

Numbers of Open Claims, New Claims and Closed Claims and Average Settlement Per Settled Claim and Case Closed

The following table shows the activity related to the numbers of open claims, new claims and closed claims during each of the past five years and the average settlement per settled claim and case closed:

		For the Years Ended 31 March
	2017	2016	2015	2014	2013
Number of open claims at beginning of period	426	494	466	462	592
Number of new claims	557	577	665	608	542
Number of closed claims	631	645	637	604	672
Number of open claims at end of period	352	426	494	466	462
Average settlement amount per settled claim	A$ 223,535	A$ 248,138	A$ 254,209	A$ 253,185	A$ 231,313
Average settlement amount per case closed	A$ 167,563	A$ 218,900	A$ 217,495	A$ 212,944	A$ 200,561

Average settlement amount per settled claim	US$ 168,300	US$ 182,763	US$ 222,619	US$ 236,268	US$ 238,615
Average settlement amount per case closed	US$ 126,158	US$ 161,229	US$ 190,468	US$ 198,716	US$ 206,892

Asbestos-Related Assets and Liabilities

These amounts are detailed in the table below, and the net total of these asbestos-related assets and liabilities is referred to by the Company as the “Net AFFA Liability.”

	31 March
(Millions of US dollars)	2017	2016
Asbestos liability – current	$(116.4)	$(125.9)
Asbestos liability – non-current	(1,043.3)	(1,176.3)

Asbestos liability – Total	(1,159.7)	(1,302.2)

Insurance receivable – current	5.7	16.7
Insurance receivable – non-current	58.1	149.0

Insurance receivable – Total	63.8	165.7

Workers’ compensation asset – current	2.9	4.1
Workers’ compensation asset – non-current	40.4	46.8
Workers’ compensation liability – current	(2.9)	(4.1)
Workers’ compensation liability – non-current	(40.4)	(46.8)

Workers’ compensation – Total	-	-

Loan facility	(52.4)	(50.7)
Other net liabilities	(1.6)	(1.0)
Restricted cash and cash equivalents of the AICF	108.9	17.0

Net Unfunded AFFA liability	$(1,041.0)	$(1,171.2)

Deferred income taxes – non-current	356.6	384.9

Income tax payable	16.8	19.6

Net Unfunded AFFA liability, net of tax	$(667.6)	$(766.7)

Summary of Net Unfunded AFFA Liability, Net of Tax

The following is a detailed rollforward of the Net Unfunded AFFA liability, net of tax, for the year ended 31 March 2017:

(Millions of US dollars)	Asbestos Liability	Insurance Receivables	Deferred Tax Assets	Other Loan Facilities	Restricted Cash and Investments	Other Assets and Liabilities[1]	Net Unfunded AFFA Liability, net of tax
Opening Balance - 31 March 2016	$(1,302.2)	$165.7	$384.9	$(50.7)	$17.0	$18.6	$(766.7)
Asbestos claims paid	90.7	-	-	-	(90.7)	-	-
Payment received in accordance with AFFA[2]	-	-	-	-	91.1	-	91.1
AICF claims-handling costs incurred (paid)	1.2	-	-	-	(1.2)	-	-
AICF operating costs paid - non claims-handling	-	-	-	-	(1.5)	-	(1.5)
Change in actuarial estimate	44.7	(8.2)	-	-	-	-	36.5
Change in claims handling cost estimate	2.1	-	-	-	-	-	2.1
Impact on deferred income tax due to change in actuarial estimate	-	-	(11.5)	-	-	-	(11.5)
Insurance recoveries	-	(93.3)	-	-	93.3	-	-
Movement in income tax payable	-	-	(16.6)	-	-	(2.5)	(19.1)
Funds received from NSW under loan agreement	-	-	-	(77.0)	77.0	-	-
Funds repaid to NSW under loan agreement	-	-	-	74.3	(74.3)	-	-
Other movements	-	-	0.8	-	(0.6)	(1.4)	(1.2)
Effect of foreign exchange[3]	3.8	(0.4)	(1.0)	1.0	(1.2)	0.5	2.7

Closing Balance - 31 March 2017	$(1,159.7)	$63.8	$356.6	$(52.4)	$108.9	$15.2	$(667.6)

1	Other assets and liabilities include an offset to income tax payable of US$16.8 million and US$19.6 million at 31 March 2017 and 2016, respectively. The remaining balance includes the other assets and liabilities of AICF, with a net liability of US$1.6 million and US$1.0 million at 31 March 2017 and 2016, respectively.

2	The payment received in accordance with AFFA of US$91.1 million reflects the US dollar equivalent of the A$120.7 million payment, translated at the exchange rate set five days before the day of payment.

3	For the year ended 31 March 2017, the Asbestos adjustments of US$40.4 million on the Company’s consolidated statements of operations and comprehensive income include the effect of foreign exchange above of US$2.7 million, which is partially offset by the loss on the foreign currency forward contract associated with the AICF payment of US$0.9 million.